Label	Element	Value
UBS U.S. DEFENSIVE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock
The UBS Funds

UBS U.S. Defensive Equity Fund

Supplement to the Prospectuses

May 22, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectuses of the above-listed series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”) dated October 28, 2013, as supplemented.

At a recent meeting of the Board of Trustees (the “Board”) of the Trust, the Board approved to expand the categories of investors eligible to purchase Class Y shares of the Funds to include wrap fee advisory program accounts, effective on or about July 28, 2014.  In connection with that change, Class Y shares will be redesignated as “Class P” shares.  Wrap fee advisory program accounts currently holding Class A shares of the Funds or Class C shares of the Funds that are no longer subject to a contingent deferred sales charge (“post-CDSC”) may be converted into the newly designated Class P shares beginning on or about July 28, 2014 (the “Conversion”).  The timing of the Conversion is at the discretion of each financial intermediary.

Wrap fee advisory program account shareholders transitioning from Class A and Class C (post-CDSC) shares into Class P shares of a Fund will experience lower total share class expenses as a result of Class P shares not being subject to Rule 12b-1 distribution or service fees.  Such shareholders are not expected to incur any transaction costs in connection with the Conversion, including redemption fees.  It is expected that the Conversion will be tax-free for federal income tax purposes, which means that former Class A and Class C (post-CDSC) shareholders would not have a taxable gain or loss on the Conversion of their shares to Class P shares.

The shareholders of the newly designated Class P shares of the Funds may not be able to exchange their shares for Class P shares of the series of PACE Select Advisors Trust until certain operational procedures are implemented by UBS Financial Services, Inc.  Please contact your investment professional for further information.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS U.S. DEFENSIVE EQUITY FUND